Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
Application of New and Revised International Financial Reporting Standards (IFRS)	Application of New and Revised International Financial Reporting Standards (“IFRSs”)
Several other amendments and interpretations apply for the first time in fiscal year 2022, but do not have an impact on these unaudited condensed consolidated financial statements.
The Group does not anticipate that adoption of the following IFRSs will have a significant effect on the Group’s consolidated financial statements and related disclosures.
Effective for annual periods beginning on or after January 2021:
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform - Phase 2

•Amendments to IFRS 4 Insurance Contracts - deferral of IFRS 9

Effective for annual periods beginning on or after April 2021:

•Amendments to IFRS 16 Leases: COVID-19 Related Rent Concessions beyond 30 June 2021

Effective for annual periods beginning on or after January 2022:

•Amendments to Annual Improvements to IFRS Standards 2018-2020

•Amendments to IFRS 3: Business Combinations

•Amendments to IAS 16: Property, Plant and Equipment

•Amendments to IAS 37: Provisions, Contingent Liabilities and Contingent Assets

Effective for annual periods beginning on or after January 2023:

•IFRS 17 - Insurance Contracts

•Amendments to IFRS 17: Insurance contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information
•Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current

•Amendments to IAS 1: Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies

•Amendments to IAS 8: Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates

•Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction

Statement of compliance	Statement of compliance
These unaudited condensed consolidated financial statements have been prepared on the basis of accounting policies consistent with those applied in the consolidated financial statements and notes thereto for the year ended June 30, 2021 contained in the Group's Annual Report on Form 20-F filed with the United States Securities and Exchange Commission (the “SEC”) on September 28, 2021 (File No. 001-38607).
The principal accounting policies adopted by the Group in the preparation of the condensed consolidated financial statements are set out below.

Basis of Preparation	Basis of PreparationThese condensed consolidated financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting, and should be read in conjunction with the Group’s last annual consolidated financial statements as at and for the year ended June 30, 2021. These condensed consolidated financial statements do not include all of the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group’s financial position and performance since the last annual consolidated financial statements.
Functional and Presentation Currency	Functional and Presentation CurrencyThe unaudited condensed consolidated financial statements are presented in British Pound Sterling (“Sterling”), which is the Company’s functional currency. All financial information presented in Sterling has been rounded to the nearest thousand, except when otherwise indicated.
Use of Estimates and Judgments	Use of Estimates and Judgments
The preparation of condensed consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts for assets, liabilities, income and expenses. Actual result may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Going concern	Going concernThe Group has been closely monitoring the impact of the developments on its businesses, mainly because the continuous worsening of global business and economic conditions may impact the stability of operations and could have an adverse impact on the earnings of the Group. While there have been disruptions to manufacturing and supply chains around the world, the impact on the Group’s operations and liquidity has not been substantial. The Group continues to support its customers in keeping their supply chains running.
In accordance with IAS 1 “Presentation of financial statements”, and revised FRC (“Financial Reporting Council") guidance on “risk management, internal control and related financial and business reporting”, the Directors have considered the funding and liquidity position of the Group and have assessed the Group’s ability to continue as a going concern for the foreseeable future. In doing so, the Directors have reviewed the Group’s budget and forecasts, and have taken into account all available information about the future for a period of at least, but not limited to, 12 months from the date of approval of these financial statements.
Having considered the outcome of these assessments, the Directors believe that the Group has adequate resources to continue operations for the foreseeable future, being at least 12 months from the date of approval of these financial statements, and accordingly continue to adopt the going concern basis in preparing the financial statements.

Basis of Consolidation	Basis of Consolidation
(i)    Business combinations
Business acquisitions are accounted for using the acquisition method. The results of businesses acquired in a business combination are included in the consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill.
The Group performs valuations of assets acquired and liabilities assumed on each acquisition accounted for as a business combination and allocates the purchase price to the tangible and intangible assets acquired and liabilities assumed based on management’s best estimate of fair value. The Group determines the appropriate useful life of intangible assets with a definite life by performing an analysis of cash flows based on historical experience of the acquired business. Intangible assets are amortized over their estimated useful lives based on the pattern in which the economic benefits associated with the asset are expected to be consumed, which to date has approximated the straight-line method of amortisation.
Any contingent consideration payable is measured at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-measured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of contingent consideration are recognised in profit and loss.
Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expenses.
(ii)    Subsidiaries
Subsidiaries are entities controlled by the Company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
(iii)    Transactions eliminated on consolidation
All transactions and balances between Group Entities are eliminated on consolidation, including unrealized gains and losses on transactions between Group Entities. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective.

Revenue	Revenue
The Group generates revenue primarily from the provision of its services and recognise revenue in accordance with IFRS 15 – “Revenue from Contracts with Customers.” Revenue is measured at fair value of the consideration received, excluding discounts, rebates and taxes.
The Group’s services are generally performed under time-and-material based contracts (where materials consist of travel and out-of-pocket expenses) and fixed-price contracts. The vast majority of the Group's contracts are relatively short term in nature and have a single performance obligation.
Under time-and-materials based contracts, the Group charges for services based on daily or hourly rates and bills and collects monthly in arrears. The Group applies the practical expedient and revenue from time-and-materials contracts is recognised based on the right to invoice for services performed, with the corresponding cost of providing those services reflected as cost of sales when incurred.
Under fixed-price contracts, the Group bills and collects periodically throughout the period of performance. Revenue is recognised in the accounting periods in which the associated services are rendered. In limited instances where final acceptance of a milestone deliverable is specified by the client and there is risk or uncertainty of acceptance, revenue is deferred until all acceptance criteria have been met. For multi-year contracts, any deferral of revenue recognition does not generally span more than one accounting period.
In addition to provision of IT services priced as either time-and-material or fixed price contracts, a small portion of the Group's revenue is generated from managed service contracts, which can include components of both time-and-material and fixed price. Under managed service contracts, the Group typically bills and collects upon executing the applicable contract and typically recognises revenue over the service period, based on the unit pricing defined.
The Group accounts for a contract when it has approval and commitment from both parties, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable. The Group identifies its distinct performance obligations under each contract. A performance obligation is a promise in a contract to transfer a distinct product or service to the customer. The transaction price is the amount of consideration to which the Group expects to be entitled in exchange for transferring products or services to a customer. With respect to all types of contracts, revenue is only recognised when the performance obligations are satisfied and the control of the services is transferred to the customer, either over time or at a point in time, at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. The Group considers the majority of its contracts to have a single performance obligation. In cases in which there are other promises in the contract, a separate price allocation is done based on relative stand alone selling prices. Anticipated profit margins on contracts are reviewed monthly by the Group and, should it be deemed probable that a contract will be unprofitable, any foreseeable loss would be immediately recognised in full and provision would be made to cover the lower of the projected loss from fulfilling the contact and the cost of exiting the contract. The Group has not currently recognised any provision for loss making contracts.